Employee Benefit Plans and Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in plan assets :
Plan assets at fair value at end of year	$ 2,414	$ 2,216
Pension Benefits [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	2,866	2,807
Service cost	23	25	24
Interest cost	129	143	144
Plan participants' contributions	2	2
Actuarial loss	242	90
Gross benefits paid	(188)	(190)
Plan amendments	12
Currency translation adjustments and other	58	(11)
Actuarial present value of benefit obligation at end of year	3,144	2,866	2,807
Changes in plan assets :
Plan assets at fair value at beginning of year	2,135	2,071
Actual return on plan assets	204	124
Employer contributions	128	126
Plan participants' contributions	2	2
Gross benefits paid	(188)	(190)
Currency translation adjustments and other	41	2
Plan assets at fair value at end of year	2,322	2,135	2,071
Funded status:	(822)	(731)
Other Postretirement Benefits [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	1,173	1,156
Service cost	9	9	9
Interest cost	52	58	60
Plan participants' contributions	6	6
Actuarial loss	39	23
Gross benefits paid	(80)	(79)
Plan amendments
Currency translation adjustments and other	4
Actuarial present value of benefit obligation at end of year	1,203	1,173	1,156
Changes in plan assets :
Plan assets at fair value at beginning of year	81	74
Actual return on plan assets	12	16
Employer contributions	70	63
Plan participants' contributions	6	6
Gross benefits paid	(80)	(79)
Currency translation adjustments and other	3	1
Plan assets at fair value at end of year	92	81	74
Funded status:	$ (1,111)	$ (1,092)